Significant acquisition of businesses (Details 3) - USD ($) $ in Millions			6 Months Ended
	Jun. 25, 2025	Apr. 03, 2025	Jun. 30, 2025
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Identifiable net assets acquired through acquisitions applying the optional concentration test			$ 1,792.0
Property, plant and equipment recognised as of acquisition date
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed			4.0
Right of use assets as of acquisition date
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed			8.0
Acquired research and development intangible assets recognised as of acquisition date
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed			1,664.0
Deferred tax assets
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed			125.0
Non-current financial and other assets
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed			14.0
Trade receivables and other current assets recognised as of acquisition date
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed			10.0
Cash and cash equivalents recognised as of acquisition date
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents in subsidiary or businesses acquired or disposed			70.0
Cash and cash equivalents recognised as of acquisition date | Regulus Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents in subsidiary or businesses acquired or disposed	$ 23.0
Cash and cash equivalents recognised as of acquisition date | Anthos Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents in subsidiary or businesses acquired or disposed		$ 47.0
Current and non-current lease liabilities
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Liabilities in subsidiary or businesses acquired or disposed			(8.0)
Trade payables and other liabilities
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Liabilities in subsidiary or businesses acquired or disposed			$ (95.0)